Provisions - Summary of Movements in Labor Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Carrying amount, beginning balance	$ 362	$ 1,473
Reversal to labor provision	(92)	(1,150)
Interest charges for labor provision	11	39
Additions	219
Carrying amount, ending balance	$ 500	$ 362